Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Summary of the fair values of the identifiable assets and liabilities as at the date of acquisition
The following table summarizes the finalized fair values of the identifiable assets and liabilities as at the date of the acquisition:

Net assets acquired
Cash and cash equivalents	$542
Restricted cash	20
Accounts receivable	104
Inventories	215
Prepaid expenses	22
Property and equipment, including right of use asset	664
Pharmacy licenses	1,183
Customer lists	4,860
Brand name	495
Goodwill	2,991
Other assets	131
Accounts payable and accrued liabilities	(416)
Current portion of lease obligation	(98)
Lease obligation	(455)

Net assets acquired	$10,258

Summary of purchase consideration

Net cash paid	6,407
Holdback payable	1,878
Contingent consideration	1,973

Purchase consideration	$10,258